Wilson Bank Holding Company - Parent Company Financial Information - Statements of Earnings and Comprehensive Earnings - Parent Company Only (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Parent Company Only Financial Information [Line Items]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	$ (2,454)	$ (4,231)	$ (1,158)
Reclassification adjustment for net gains included in net earnings, taxes	209	30	100
Wilson Bank Holding Company [Member]
Parent Company Only Financial Information [Line Items]
Unrealized gains (losses) on available-for-sale securities arising during period, net of taxes	2,454	4,231	1,158
Reclassification adjustment for net gains included in net earnings, taxes	$ 209	$ 30	$ 100